Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of reconciliation statutory tax rate
	Year ended December 31,
	2020	2019
	(U.S. dollars in thousands)
Loss before taxes, as reported in the statements of operations	$1,140	$3,142
Federal and State statutory rate	21%	21%
Theoretical tax benefit on the above amount at federal statutory tax rate	239	660
Share-based compensation	(144)	(247)
Losses and other items for which a valuation allowance Was provided or benefit from loss carry forward	(95)	(413)
Actual tax income (expense)	-	-

	2020	2019
	U.S. dollars in thousands
Deferred tax assets:
Net operating loss carry-forward	$651	$499
Valuation allowance	(651)	(499)
	$	$-

Schedule of valuation allowance
U.S. dollars in thousands
Valuation allowance, December 31, 2019	$499
Increase	152
Valuation allowance, December 31, 2020	$651